Common shares - Securities repurchase programs (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended					2 Months Ended	3 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2022	Aug. 31, 2022	Jul. 31, 2022	May 31, 2022	Feb. 15, 2023	Apr. 30, 2023	Nov. 09, 2023	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 01, 2023	Apr. 30, 2021	May 31, 2018
Disclosure of classes of share capital [line items]
Purchase of treasury shares										$ 489,680	$ 161,373
Repurchase / repayment of convertible notes										$ 0	$ (83,968)	$ 0
Number of shares authorized (in shares)		61,262,838								53,107,765	61,262,838
Entei, Inc. | Other related parties
Disclosure of classes of share capital [line items]
Entity's shares acquired (in shares)			1,293,661
Shares repurchased, average purchase price (in dollars per share)			$ 38.65
Convertible Senior Notes Due 2022
Disclosure of classes of share capital [line items]
Aggregate principal amount notes issued														$ 81,500	$ 203,500
Convertible Senior Notes Due 2025
Disclosure of classes of share capital [line items]
Aggregate principal amount notes issued														$ 81,500
Repurchase / repayment of convertible notes					$ 14,300
Gain (loss) on repurchase of convertible notes										$ 500
Common stock and Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)										175,000,000
Common stock
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		150,000,000								150,000,000	150,000,000
Par value per share (in dollars per share)		$ 0.01								$ 0.01	$ 0.01
Number of shares outstanding (in shares)		61,262,838								53,107,765	61,262,838
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)										25,000,000
Par value per share (in dollars per share)										$ 0.01
2020 Securities Repurchase Program | Entei, Inc. | Other related parties
Disclosure of classes of share capital [line items]
Entity's shares acquired (in shares)			1,293,661
Shares repurchased, average purchase price (in dollars per share)			$ 38.65
2020 Securities Repurchase Program | Convertible Senior Notes Due 2025
Disclosure of classes of share capital [line items]
Notional amount repurchased				$ 1,500	10,800
Repayments of bonds, notes and debentures				$ 1,700	$ 12,600
2020 Securities Repurchase Program | Common stock
Disclosure of classes of share capital [line items]
Entity's shares acquired (in shares)									3,120,341
Common stock, par value (in dollars per share)									$ 38.66
Shares repurchased on the open market (in shares)									1,826,680
Average share price purchased on the open market (dollars per share)									$ 38.66
2022 Securities Repurchase Program | Common stock
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase									$ 250,000
Entity's shares acquired (in shares)		789,532				1,891,303		2,646,219
Common stock, par value (in dollars per share)		$ 51.61				$ 50.27		$ 47.25
2023 Securities Repurchase Program | Common stock
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase						$ 250,000							$ 250,000
Entity's shares acquired (in shares)	3,699,336						1,723,465
Common stock, par value (in dollars per share)	$ 47.54						$ 54.37
Stock buyback program, remaining authorized amount										$ 250,000
Additional amount authorized for purchase of treasury shares	250,000,000							250,000,000